UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund:   BlackRock Municipal Income Investment Trust (BBF)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

             Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.0%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$420	$466,821
UAB Medicine Finance Authority, Refunding RB, Series B-2, 4.00%, 9/01/47 (a)	1,080	1,081,685

		1,548,506
Arizona — 1.0%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 7/01/50 (b)	1,185	1,214,317
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35 (b)	275	278,850

		1,493,167
California — 18.2%
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/19 (c)	1,010	1,118,363
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	980	1,207,615
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 7/01/51 (b)	1,200	1,236,444
California Statewide Communities Development Authority, RB:
Baverly Community Hospital Association, 5.00%, 11/01/48 (a)	315	335,255
Lancer Educational student Housing Project, Series A, 5.00%, 6/01/46 (b)	1,220	1,234,164
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 6/01/36 (b)	990	1,012,463
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	2,060	2,163,618

Municipal Bonds	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1, 5.13%, 6/01/47	$265	$264,340
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,185	1,403,561
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	1,000	1,153,250
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/19 (c)	2,450	2,637,425
State of California, GO, Various Purposes, 6.00%, 3/01/33	1,960	2,210,292
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/31	2,100	2,515,275
5.50%, 11/01/33	1,500	1,785,600
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	610	715,603
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 6/01/37	1,975	1,974,941
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	460	540,054
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,780	3,208,231

		26,716,494
Colorado — 3.1%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47	250	249,988
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,750	2,017,715
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiative, 5.50%, 7/01/34	1,675	1,739,487

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Series A (continued):
Frasier Meadows Retirement Community Project, 5.25%, 5/15/37	$210	$220,361
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	250	273,918

		4,501,469
Florida — 5.8%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	370	426,481
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	5,675	6,769,026
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 5/01/37	180	181,955
5.38%, 5/01/47	185	187,357
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 6/01/32	875	1,015,525

		8,580,344
Illinois — 17.9%
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (c)	4,545	5,397,551
City of Chicago Illinois Transit Authority, RB: 5.25%, 12/01/31	1,060	1,147,365
Sales Tax Receipts, 5.25%, 12/01/36	1,500	1,605,810
Sales Tax Receipts, 5.25%, 12/01/40	1,750	1,866,568
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	580	616,476
5.25%, 12/01/43	2,660	2,775,683
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	1,750	1,981,980
Rush University Medical Center, Series B, 7.25%, 11/01/18 (c)	1,600	1,749,664

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	$2,900	$3,186,607
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Refunding Bonds, Series B-2, 5.25%, 6/15/50	250	252,858
Railsplitter Illinois Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,055	1,198,733
6.00%, 6/01/28	300	341,277
State of Illinois, GO:
5.25%, 2/01/31	730	749,133
5.25%, 2/01/32	1,500	1,533,240
5.50%, 7/01/33	1,500	1,561,125
5.50%, 7/01/38	320	331,651

		26,295,721
Indiana — 3.7%
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1 (b):
6.63%, 1/15/34	125	127,620
6.75%, 1/15/43	185	188,868
6.88%, 1/15/52	375	382,823
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 3/01/32	500	501,470
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (c)	3,400	3,680,432
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 1/15/51 (b)	520	517,291

		5,398,504
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	910	925,352
5.25%, 12/01/25	625	632,112

		1,557,464
Kansas — 2.2%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 5/15/43 (a)	475	477,598

2	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Kansas (continued)
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	$2,500	$2,733,775

		3,211,373
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,095	1,247,369
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	915	964,181

		2,211,550
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	1,945	2,200,612
Maryland — 0.3%
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.38%, 6/01/36	415	418,988
Massachusetts — 3.2%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 1/01/47	790	852,821
UMass Boston Student Housing Project, 5.00%, 10/01/41	500	534,465
UMass Boston Student Housing Project, 5.00%, 10/01/48	875	930,396
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, 5.00%, 1/01/45	375	402,371
Suffolk University, 4.00%, 7/01/39	150	148,038
Trustees of Deerfield Academy, 5.00%, 10/01/40	375	416,066

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, Series O, 5.38%, 8/15/18 (c)	$1,000	$1,057,410
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	300	338,670

		4,680,237
Michigan — 3.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,400	1,591,996
Michigan State Building Authority, Refunding RB, Facilities Program Series (c):
6.00%, 10/15/38 - 10/15/38	590	632,099
6.00%, 10/15/18	910	975,310
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (c)	1,525	1,672,010

		4,871,415
Mississippi — 1.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,750	2,233,245
Montana — 0.4%
City of Kalispell Montana, Refunding RB, Immaunel Lutheran Corporation Project, Series A, 5.25%, 5/15/37 (a)	125	128,523
Flathead County High School District No. 5 Kalispell, GO, School Building, 4.00%, 7/01/37 (a)	405	426,400

		554,923
Nevada — 4.1%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (c)	2,600	2,844,608

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	$2,825	$3,139,366

		5,983,974
New Jersey — 4.7%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA:
5.50%, 6/15/19 (c)	500	547,040
5.50%, 12/15/29	250	260,963
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,685	1,745,677
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	1,990	2,096,584
Series AA, 5.50%, 6/15/39	2,245	2,348,090

		6,998,354
New York — 6.2%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	900	935,937
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,620	1,840,952
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/38	500	568,455
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,480	1,608,567
New York State Dormitory Authority, Refunding RB, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/38	370	425,352
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,490,825

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 6/01/42	$280	$280,916

		9,151,004
Ohio — 2.8%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	2,405	2,593,841
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,385	1,588,498

		4,182,339
Oklahoma — 1.4%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 8/01/57	1,110	1,197,990
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	850	904,519

		2,102,509
Oregon — 0.1%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 6/15/38 (d)	575	228,068
Pennsylvania — 3.5%
Geisinger Authority, Refunding RB, Geisinger Health System, Series A-1, 5.00%, 2/15/45 (a)	645	723,851
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	800	868,088
Pennsylvania Turnpike Commission, RB, Sub Series A, 5.63%, 12/01/31	1,645	1,838,798
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,530	1,694,276

		5,125,013

4	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds:
5.50%, 5/15/39	$305	$305,458
5.63%, 5/15/43	1,420	1,420,809

		1,726,267
Rhode Island — 2.0%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	2,870	2,802,756
5.00%, 6/01/50	125	127,747

		2,930,503
South Carolina — 2.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,825	2,107,821
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	875	929,416
Series E, 5.25%, 12/01/55	725	783,500

		3,820,737
Texas — 10.5%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/21 (c)	2,560	2,982,323
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,140	1,298,734
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/20 (c)	2,710	3,125,199
Lower Colorado River Authority, Refunding RB:
5.50%, 5/15/19 (c)	5	5,443
5.50%, 5/15/19 (c)	80	87,090
5.50%, 5/15/19 (c)	5	5,443
5.50%, 5/15/33	1,910	2,055,198
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	1,500	1,725,330
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/19 (c)	1,250	1,347,488
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	520	586,815

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$2,005	$2,257,530

		15,476,593
Virginia — 2.1%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 3/01/26	240	237,883
5.13%, 3/01/31	470	462,433
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	425	470,998
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (c)	1,200	1,305,036
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 6/01/47	715	681,431

		3,157,781
Wisconsin — 1.1%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 5/15/52 (b)	735	762,291
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, 4.00%, 4/01/39	795	802,775

		1,565,066
Total Municipal Bonds - 108.0%		158,922,220

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,120	1,156,198
California — 19.6%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (c)(f)	3,000	3,189,420

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/20 (c)	$3,700	$4,152,103
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/20 (c)(f)	4,041	4,569,307
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (c)	5,977	6,641,573
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	600	647,250
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/19 (c)	6,448	7,087,884
University of California, RB, Residual Certificates, Series 2015-ZM0151, 5.75%, 5/15/19 (b)(c)	2,311	2,531,257

		28,818,794
District of Columbia — 3.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	2,129	2,363,631
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18 (c)	2,698	2,871,979

		5,235,610
Illinois — 5.4%
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 1/01/38	1,244	1,376,179
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (c)	4,300	4,567,675
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/18 (c)	2,000	2,061,930

		8,005,784
Nevada — 4.4%
County of Clark Nevada Water Reclamation District, GO (c):
Limited Tax, 6.00%, 7/01/18	4,000	4,238,320

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO (c) (continued):
Series B, 5.50%, 7/01/19	$1,994	$2,183,776

		6,422,096
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (c)(f)	1,680	1,826,285
New Jersey — 3.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	3,000	3,064,800
Series B, 5.25%, 6/15/36 (f)	2,481	2,537,650

		5,602,450
New York — 15.1%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (c)	497	523,940
5.75%, 6/15/40	1,662	1,752,287
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF, 5.00%, 6/15/45	2,499	2,793,143
Series FF-2, 5.50%, 6/15/40	2,985	3,250,993
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,499	2,660,693
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,700	1,928,973
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,808,165
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	1,980	2,254,150

6	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	$3,000	$3,222,300

		22,194,644
Pennsylvania — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,741,651
Texas — 5.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/19 (c)(f)	3,074	3,296,716
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,200	4,577,286

		7,874,002
Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (c)	476	513,909
5.50%, 5/15/35	883	954,777

		1,468,686
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 61.4%		$90,346,200
Total Long-Term Investments (Cost — $231,609,244) — 169.4%		249,268,420

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (g)(h)	521,211	$521,315
Total Short-Term Securities (Cost — $521,315) — 0.4%		521,315
Total Investments (Cost — $232,130,559*) — 169.8%		249,789,735
Liabilities in Excess of Other Assets — (0.6)%		(1,004,032)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (34.0)%		(49,988,256)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (35.2)%		(51,705,243)

Net Assets Applicable to Common Shares — 100.0%		$147,092,204

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$182,798,923

Gross unrealized appreciation	$17,956,158
Gross unrealized depreciation	(836,630)

Net unrealized appreciation	$17,119,528

Notes to Schedule of Investments

(a)	When-issued security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between June 1, 2017 to November 15, 2019, is $11,993,816.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

(g)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	40,725	480,486	521,211	$521,315	$1,947	$95	—

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(37)	5-Year U.S. Treasury Note	June 2017	$4,381,031	$(19,601)
(42)	10-Year U.S. Treasury Note	June 2017	$5,280,188	(41,273)
(28)	Long U.S. Treasury Bond	June 2017	$4,283,125	(53,692)
(5)	Ultra U.S. Treasury Bond	June 2017	$ 814,687	(18,015)
Total				$(132,581)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

8	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments )

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$249,268,420	—	$249,268,420
Short-Term Securities	$521,315	—	—	521,315

Total Investments	$521,315	$249,268,420	—	$249,789,735

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(132,581)	—	—	$(132,581)

[1]	See above schedule of investments for values in each state or political subdivision.

[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2017	9

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

The Trust may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(49,871,284)	—	$(49,871,284)
VRDP Shares at Liquidation Value	—	(52,000,000)	—	(52,000,000)

Total	—	$(101,871,284)	—	$(101,871,284)

During the period ended April 30, 2017, there were no transfers between levels.

10	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2017